18. COMMITMENTS	6 Months Ended
Jun. 30, 2021
Capital commitments [abstract]
18. COMMITMENTS

18. COMMITMENTS

In the normal course of business, the Company enters into contracts that give rise to commitments. As at June 30, 2021, the Company had issued $12,118 of purchase orders for the acquisition of PPE and $3,638 in relation to the operations.